Stockholders' Equity (Details)					12 Months Ended
		Oct. 06, 2020 USD ($) $ / shares shares	Oct. 01, 2020 $ / shares shares	May 29, 2020 tradingDay $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares	Jul. 01, 2020 shares	Mar. 31, 2020 $ / shares shares	Jan. 19, 2020 $ / shares shares	Sep. 30, 2019 shares	Feb. 28, 2018 $ / shares	Oct. 22, 2015 $ / shares shares
Class of Stock [Line Items]
Shares authorized (in shares)					410,000,000
Common stock, authorized (in shares)	[1]				400,000,000		400,000,000
Common stock, par value (in dollars per share) | $ / shares	[1]				$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)					10,000,000		1,000,000		1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, issued (in shares)	[1]				59,901,306		345,431
Common stock, outstanding (in shares)				50,160,042	59,901,306	[1]	323,328	[1]
Preferred stock, issued (in shares)					0		0		0		0
Preferred stock, outstanding (in shares)					0		0		0		0		0
Outstanding warrants (in shares)					56,594,855
Units issued, offering price (in dollars per share) | $ / shares		$ 9.00
Proceeds from Public Offering | $		$ 83,100,000			$ 83,515,000		$ 0		$ 7,740,000
Warrants, exercise price (in dollars per share) | $ / shares							$ 1.00				$ 1.00			$ 11.50
Share price threshold to call warrants (in dollars per share) | $ / shares				$ 18.00
Performance and Incentive Pay Plan
Class of Stock [Line Items]
Number of shares available for grant				2,508,002	1,819,814							2,508,002
Public Offering Warrants
Class of Stock [Line Items]
Units issued (in shares)		9,583,334
Number of shares called by each unit		1
Number of warrants called by each unit (in shares)		1
Units issued, related party (in shares)		5,000,000.0
Proceeds from Public Offering | $		$ 83,100,000
Number of securities called by each warrant (in shares)		1
Warrants, exercise price (in dollars per share) | $ / shares		$ 10.50
Warrant term		5 years
Five-year Public Warrants
Class of Stock [Line Items]
Number of securities called by each warrant (in shares)				1
Warrants, exercise price (in dollars per share) | $ / shares				$ 11.50
Warrant term				5 years
Number of securities called by warrants (in shares)				34,289,898
Warrants, threshold trading days | tradingDay				20
Warrants, trading day period | tradingDay				30
Seller Warrants
Class of Stock [Line Items]
Outstanding warrants (in shares)				12,700,000								12,721,623			12,721,623
Units issued (in shares)			4,951,388
Number of securities called by each warrant (in shares)			0.27411		0.27411					0.2523		0.28055			0.25234
Warrants, exercise price (in dollars per share) | $ / shares			$ 41.26	$ 44.82	$ 41.26							$ 40.31			$ 44.82
Warrant term															7 years
Number of securities called by warrants (in shares)			3,487,168		3,487,168					3,210,213		3,569,051			3,210,213
Seller Warrants | Performance and Incentive Pay Plan
Class of Stock [Line Items]
Number of securities called by each warrant (in shares)												0.28055
Warrants, exercise price (in dollars per share) | $ / shares												$ 40.31
Minimum
Class of Stock [Line Items]
Common stock, lock-up period					6 months
Maximum
Class of Stock [Line Items]
Common stock, lock-up period					12 months

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.